Intangible Assets - Summary of Weighted Average Useful Lives of Intangible Assets by Asset Class Used for Straight-line Expense Purposes (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Weighted average useful lives	12 years 9 months 18 days	5 years
Weighted average useful lives		4 years 11 months 23 days	4 years 11 months 23 days
Contract Rights
Finite Lived Intangible Assets [Line Items]
Weighted average useful lives	2 years 4 months 24 days	2 years	2 years
Leasehold
Finite Lived Intangible Assets [Line Items]
Weighted average useful lives	9 years 2 months 12 days
Non-complete Agreement
Finite Lived Intangible Assets [Line Items]
Weighted average useful lives	3 years	3 years	3 years